Leases - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 100.0	$ 86.0
Lease liabilities	77.4	63.8	$ 35.2
Current lease liabilities	32.1	22.6
Non-current lease liabilities	45.3	41.2
Lease liabilities	100.0	86.0
Current lease liabilities	32.1	22.6
Non-current lease liabilities	45.3	41.2
Lease liabilities	77.4	63.8	$ 35.2
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	38.8	27.6
Lease liabilities	38.8	27.6
2 - 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	39.9	37.8
Lease liabilities	39.9	37.8
4 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	11.2	8.1
Lease liabilities	11.2	8.1
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	10.1	12.5
Lease liabilities	$ 10.1	$ 12.5